--------------------------------------------------------------------------------

SHORT TERM                               600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                (212) 830-5200

================================================================================





Dear Shareholder:




We are pleased to present the semi-annual report of Short Term Income Fund, Inc. for the period September 1, 1996 through February 28, 1997.

The Fund's Money Market Portfolio had 74,347 shareholders and net assets of $1,086,404,206 as of February 28, 1997. The Government Portfolio had 13,464 shareholders and net assets of $786,936,676 as of February 28, 1997.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/s/Steven W. Duff


Steven W. Duff
President










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 1997
(UNAUDITED)
================================================================================

     Face                                                                 Maturity                  Value
    Amount                                                                  Date      Yield        (Note 1)
    ------                                                                  ----      -----         ------
Bankers' Acceptances (4.13%)
-----------------------------------------------------------------------------------------------------------------
 $  5,000,000  Dai-Ichi Kangyo Bank, Ltd.                                 03/13/97     5.34%    $  4,992,611
   40,058,372  Trust Company of Georgia                                   03/27/97     5.47       39,914,161
 ------------                                                                                   ------------
   45,058,372  Total Bankers' Acceptances                                                         44,906,772
 ------------                                                                                   ------------
Certificates of Deposit (2.30%)
-----------------------------------------------------------------------------------------------------------------
 $ 25,000,000  Union Bank of California                                   07/22/97     5.56%    $ 25,000,000
 ------------                                                                                   ------------
   25,000,000  Total Certificates of Deposit                                                      25,000,000
 ------------                                                                                   ------------
Commercial Paper (25.71%)
-----------------------------------------------------------------------------------------------------------------
 $ 15,000,000  ABN-AMRO Canadian Schedule B                               03/10/97     5.40%   $  14,984,396
   10,000,000  Abbey National PLC                                         03/10/97     5.82        9,989,014
   25,000,000  Banque Internationale a Luxembourg (North America)         04/21/97     5.42       24,817,951
   25,000,000  Banque Internationale a Luxembourg (North America)         04/08/97     5.36       24,867,250
   40,000,000  Bear Stearns Companies, Inc.                               03/07/97     5.40       39,976,311
   20,000,000  Compagnie Bancaire CP                                      04/21/97     5.32       19,856,539
   20,000,000  Compagnie Bancaire                                         04/24/97     5.43       19,845,156
   15,000,000  Cregem North America, Inc.                                 06/26/97     5.43       14,744,604
   30,000,000  Cregem North America, Inc.                                 07/18/97     5.41       29,394,917
   25,000,000  Island Finance Puerto Rico                                 03/20/97     5.46       24,936,958
   12,000,000  Island Finance Puerto Rico                                 03/20/97     5.47       11,969,400
    9,000,000  Island Finance Puerto Rico                                 03/20/97     5.51        8,976,880
   15,000,000  Merrill Lynch CP                                           04/16/97     5.42       14,901,917
   20,000,000  UBS Finance, Delaware                                      03/03/97     5.37       20,000,000
 ------------                                                                                   ------------
  281,000,000  Total Commercial Paper                                                            279,261,293
 ------------                                                                                   ------------
LOC Commercial Paper (23.41%)
------------------------------------------------------------------------------------------------------------------
 $  5,000,000  Banco Bradesco
               LOC Barclays Bank                                          04/18/97     5.50%    $  4,965,819
   20,000,000  Banco Mercantile del Norte
               LOC Bayerische Vereinsbank, A.G.                           08/08/97     5.42       19,535,656
   20,000,000  Banco Rio de La Plata
               LOC Bayerische Vereinsbank, A.G.                           10/30/97     5.62       19,277,000
   15,000,000  COFCO
               LOC Credit Suisse                                          05/23/97     5.35       14,821,800
   10,000,000  Cemex CP
               LOC Credit Suisse                                          08/12/97     5.47        9,760,600


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                  Value
    Amount                                                                        Date      Yield        (Note 1)
    ------                                                                        ----      -----         ------
LOC Commercial Paper (Continued)
----------------------------------------------------------------------------------------------------------------------
 $ 45,000,000  Dean Health System Inc.
               LOC Rabobank Nederland                                           04/25/97     5.42%    $  44,643,867
   10,000,000  Garanti Funding Corporation
               LOC Bayerische Vereinsbank, A.G.                                 05/08/97     5.41         9,902,100
   10,000,000  Guangdong Enterprise Limited
               LOC Credit Suisse                                                05/19/97     5.47         9,886,211
   20,000,000  Louis Dreyfus Corporation - Series B
               LOC Credit Agricole USA, Inc.                                    04/14/97     5.30        19,877,267
   15,000,000  Minmetals Capitals & Securities, Incorporated
               LOC Credit Suisse                                                05/28/97     5.45        14,810,083
   10,000,000  Petroleo Brasileiro S.A.
               LOC Barclays Bank                                                05/08/97     5.45         9,902,833
   10,000,000  Petroleo Brasileiro S.A.
               LOC Barclays Bank                                                08/15/97     5.50         9,758,000
   20,000,000  Petroleo Brasileiro S.A.
               LOC Barclays Bank                                                04/03/97     5.41        19,908,722
   10,000,000  U.S. Prime Properties
               LOC ABN AMRO Bank N.V.                                           06/13/97     5.47         9,849,267
   37,500,000  Unibanco-Uniao de Bancos Brasileiros S.A.
               LOC Westdeutsche Landesbank Girozentrale                         03/18/97     5.50        37,415,157
  -----------                                                                                          ------------
  257,500,000  Total Letter of Credit Commercial Paper                                                  254,314,382
  -----------                                                                                          ------------
U.S. Government Agencies (2.30%)
----------------------------------------------------------------------------------------------------------------------
 $ 15,000,000  Federal Farm Credit Bank (a)                                     06/26/97     5.18%    $  14,998,354
   10,000,000  Federal National Mortgage Association                            04/04/97     5.36         9,999,406
 ------------                                                                                         -------------
   25,000,000  Total U.S. Government Agencies                                                            24,997,760
 ------------                                                                                         -------------
Master Notes (15.19%)
----------------------------------------------------------------------------------------------------------------------
 $ 35,000,000  Donaldson, Lufkin & Jenrette, Inc. (b)                           02/06/98     5.49%    $  35,000,000
   40,000,000  Goldman Sachs (c)                                                08/01/97     5.54        40,000,000
   45,000,000  J.P. Morgan Securities Inc. (Master Note Purchase Agreement) (d) 07/08/97     5.44        45,000,000
   45,000,000  Williamette Industries Incorporated (e)                          07/18/97     5.47        45,000,000
 ------------                                                                                         -------------
  165,000,000  Total Master Notes                                                                       165,000,000
 ------------                                                                                         -------------
Other Notes (11.33%)
----------------------------------------------------------------------------------------------------------------------
 $  2,360,000  Carriage Inn of Cadiz, Inc. - Series 1996 (f)
               LOC Key Bank, N.A.                                               10/01/17     5.54%    $   2,360,000



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1997
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                  Value
    Amount                                                                        Date      Yield        (Note 1)
    ------                                                                        ----      -----         ------
Other Notes (Continued)
----------------------------------------------------------------------------------------------------------------------
 $  2,820,000  Carriage Inn Retirement Community of Dayton, Inc. - Series 1996 (f)
               LOC Key Bank, N.A.                                               10/01/16     5.54%    $  2,820,000
    5,500,000  City & County of Denver (f)
               LOC Canadian Imperial Bank of Commerce                           05/01/11     5.50        5,500,000
    3,325,000  Greensboro, NC Public Improvement - Series C (f)                 04/01/14     5.35        3,325,000
   20,000,000  Marsh & McLennan Companies Loan Participation (g)                02/24/98     5.45       20,000,000
    1,000,000  Mt. Carmel East Professional Office Building (f)                 01/01/14     5.50        1,000,000
    6,900,000  New Orleans Aviation Board
               Taxable Refunding Bonds - Series 1993A (f)
               MBIA Insured                                                     08/01/11     5.53        6,900,000
   25,000,000  New York City General Obligation Bonds
               FGIC Insured                                                     05/23/97     5.52       25,000,000
    2,700,000  Pennsylvania EDFA
               (West 914 Incorporation Project) RB - Series 1991A (f)
               LOC PNC Bank                                                     05/01/21     5.35        2,700,000
    8,800,000  Southwest Atlantic Properties LLC Taxable - Series 1996 (f)
               LOC Columbus Bank & Trust Company                                09/01/26     5.50        8,800,000
   25,000,000  State of Oregon Taxable Economic Development RB (f)
               (Georgia Pacific Corp.) Series 1995 B
               LOC Commerzbank A.G.                                             05/09/97     5.55       25,000,000
    1,625,000  The Industrial Development Board of the City of Pelham IDRB
               (Pelham Industrial Enterprises, LLC Fifth Project) (f)
               LOC Columbus Bank & Trust Company                                09/01/06     5.63        1,625,000
   11,000,000  Wichita, Kansas Taxable General Obligation
               Renewal & Improvement Temporary Notes                            08/28/97     5.62       11,002,582
    7,000,000  Winston - Salem, NC COP - CP                                     03/04/97     5.44        7,000,000
 ------------                                                                                         ------------
  123,030,000  Total Other Notes                                                                       123,032,582
 ------------                                                                                         ------------
Repurchase Agreements, Overnight (1.75%)
----------------------------------------------------------------------------------------------------------------------
 $ 19,000,000  Donaldson, Lufkin & Jenrette (Collateralized by $19,437,000
               FMAC FMDN, due 3/19/97)                                          03/03/97     5.38%    $ 19,000,000
 ------------                                                                                         ------------
   19,000,000  Total Repurchase Agreements, Overnight                                                   19,000,000
 ------------                                                                                         ------------
Eurodollar Certificates of Deposit (1.84%)
----------------------------------------------------------------------------------------------------------------------
 $ 20,000,000  Commerzbank                                                      03/26/97     5.58%    $ 20,000,249
 ------------                                                                                         ------------
   20,000,000  Total Eurodollar Certificates of Deposit                                                 20,000,249
 ------------                                                                                         ------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                  Value
    Amount                                                                        Date      Yield        (Note 1)
    ------                                                                        ----      -----         ------
Yankee Certificates of Deposit (11.87%)
----------------------------------------------------------------------------------------------------------------------
 $ 20,000,000  National Westminster                                             05/01/97     5.45%    $   19,999,681
   15,000,000  Societe Generale Yankee CD                                       07/23/97     5.53         15,000,000
   20,000,000  Societe Generale Yankee CD                                       08/11/97     5.42         20,005,454
   15,000,000  Bank of Tokyo - Mitsubishi                                       04/16/97     5.59         15,000,346
   15,000,000  Bank of Tokyo - Mitsubishi                                       05/05/97     5.54         15,000,259
    7,000,000  Fuji Bank, Ltd.                                                  03/21/97     5.36          7,000,683
    7,000,000  Fuji Bank, Ltd.                                                  03/28/97     5.45          7,000,233
   30,000,000  Sumitomo Bank                                                    03/07/97     5.50         30,000,066
 ------------                                                                                         --------------
  129,000,000  Total Yankee Certificates of Deposit                                                      129,006,722
 ------------                                                                                         --------------
               Total Investments (99.83%) (Cost $1,084,519,760+)                                       1,084,519,760
               Cash and Other Assets, Net of Liabilities (0.17%)                                           1,884,446
                                                                                                      --------------
               Net Assets (100.00%)                                                                   $1,086,404,206
                                                                                                      ==============
               Class A Shares, 807,098,288 shares outstanding (Note 3)                                $         1.00
                                                                                                      ==============
               Class B Shares, 281,353,544 shares outstanding (Note 3)                                $         1.00
                                                                                                      ==============
               +   Aggregate cost for federal income tax purposes is identical.




FOOTNOTES:
(a) The interest rate is adjusted weekly based on 6 month T-Bill bond equivalent yield +.05%.

(b) The interest rate is adjusted monthly based on 1 month LIBOR +.05% (30 day put).

(c) The interest rate is adjusted daily based on opening Federal Funds rate +.10% (daily put).

(d) The interest rate is adjusted monthly based on 1 month LIBOR (daily put).

(e) The interest rate is adjusted monthly based on 1 month LIBOR +.05% (7 day put).

(f) Securities payable on demand at par including accrued interest (with 7 days notice). Interest is adjusted weekly.

(g) The interest rate is adjusted monthly based on 1 month LIBOR +.07%.



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 1997
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                  Value
    Amount                                                                        Date      Yield        (Note 1)
    ------                                                                        ----      -----         ------
Repurchase Agreements, Overnight (67.73%)
----------------------------------------------------------------------------------------------------------------------------------
 $ 30,000,000  CS First Boston (Collateralized by $30,713,000,
               U.S. Treasury Notes, 5.000% to 6.500%, due 02/19/99 to 8/31/01)  03/03/97     5.35%    $ 30,000,000
  173,000,000  Fuji Bank (Collateralized by $166,971,000,
               U.S. Treasury Note, 7.500% to 10.750%, due 02/15/05 to 08/15/05
               U.S. Treasury Bonds, 6.250% to 7.500%, due 11/15/16 to 08/15/23) 03/03/97     5.35      173,000,000
  130,000,000  Canadian Imperial Bank of Commerce (Collateralized by $129,523,000,
               U.S. Treasury Notes, 4.750% to 9.125%, due 05/31/97 to 02/15/07
               U.S. Treasury Bonds, 6.000% to 9.125%, due 05/15/18 to 02/15/27) 03/03/97     5.38      130,000,000
   50,000,000  Donaldson, Lufkin & Jenrette (Collateralized by $100,820,000,
               U.S. Treasury Bond, 10.750%, due 08/15/05
               U.S. Treasury Strips, due 02/15/00 to 05/15/14
               Resolution Funding Corporation, due 07/15/00 to 10/15/26)        03/03/97     5.38       50,000,000
  110,000,000  Goldman Sachs (Collateralized by $209,327,367,
               GNMA 3.125% to 12.000%, due 01/01/00 to 09/15/30)                03/03/97     5.42      110,000,000
   40,000,000  Goldman Sachs (Collateralized by $56,434,039,
               GNMA 6.000% to 10.000%,due 12/15/05 to 01/15/27)                 03/05/97     5.30       40,000,000
 ------------                                                                                         ------------
  533,000,000  Total Repurchase Agreements, Overnight                                                  533,000,000
 ------------                                                                                         ------------
U.S. Government Obligations (33.03%)
----------------------------------------------------------------------------------------------------------------------------------
 $ 35,000,000  U.S. Treasury Bill                                               03/06/97     5.47%    $ 34,984,475
   10,000,000  U.S. Treasury Bill                                               03/05/98     5.67        9,457,792
   10,000,000  U.S. Treasury Note                                               03/31/97     5.41       10,007,183
   20,000,000  U.S. Treasury Note                                               04/30/97     5.23       20,045,323
   10,000,000  U.S. Treasury Note                                               05/15/97     5.25       10,020,967
   10,000,000  U.S. Treasury Note                                               05/31/97     5.31       10,014,833
   20,000,000  U.S. Treasury Note                                               06/30/97     5.26       20,038,357
   35,000,000  U.S. Treasury Note                                               07/31/97     5.26       35,068,649
   30,000,000  U.S. Treasury Note                                               08/15/97     5.25       30,147,319
   30,000,000  U.S. Treasury Note                                               08/31/97     5.27       30,074,389
   30,000,000  U.S  Treasury Note                                               09/30/97     5.41       30,032,730
   10,000,000  U.S. Treasury Note                                               10/31/97     5.38       10,008,465
   10,000,000  U.S. Treasury Note                                               11/30/97     5.37       10,035,417
 ------------                                                                                         ------------
  260,000,000  Total U.S. Government Obligations                                                       259,935,899
 ------------                                                                                         ------------
               Total Investments (100.76%)(Cost $792,935,899+)                                          792,935,899
               Liabilities in Excess of Cash and Other Assets (-0.76%)                                (  5,999,223)
                                                                                                      ------------
               Net Assets (100.00%)                                                                    786,936,676
                                                                                                      ============
               Class A shares, 664,242,827 shares outstanding (Note 3)                                $       1.00
                                                                                                      ============
               Class B shares, 122,693,849 shares outstanding (Note 3)                                $       1.00
                                                                                                      ============
               +  Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1997
(UNAUDITED)
================================================================================


                                                                                Money Market           U.S. Government
                                                                                  Portfolio               Portfolio
                                                                              ----------------       -------------------
INVESTMENT INCOME
 Income:
    Interest..............................................................     $   27,882,273         $    19,689,755
                                                                               --------------         ---------------
 Expenses: (Note 2)
    Investment management fee.............................................          1,511,817                 951,171
    Administration fee....................................................          1,068,777                 772,950
    Distribution fee (Class A)............................................            972,744                 767,894
    Custodian expenses....................................................             51,468                  22,546
    Shareholder servicing and related shareholder expenses................            907,647                 236,974
    Legal, compliance and filing fees.....................................             41,066                  13,653
    Audit and accounting..................................................             43,099                  23,628
    Directors' fees ......................................................             13,507                   7,507
    Miscellaneous.........................................................             12,567                   5,677
                                                                               --------------         ---------------
        Total expenses....................................................          4,622,692               2,802,000
        Less:
           Expenses paid indirectly.......................................     (       30,598)        (         9,744)
                                                                                -------------          --------------
                Net expenses..............................................          4,592,094               2,792,256
                                                                               --------------         ---------------
 Net investment income.....................................................        23,290,179              16,897,499
                                                                               --------------         ---------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments...................................             51,967                 187,048
                                                                               --------------         ---------------
Increase in net assets from operations....................................     $   23,342,146          $   17,084,547
                                                                               ==============         ===============





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                 Money Market Portfolio              U.S. Government Portfolio
                                             ------------------------------       ---------------------------------
                                               Six Months                           Six Months
                                                 Ended              Year              Ended               Year
                                                2/28/97            Ended             2/28/97             Ended
                                              (Unaudited)         8/31/96          (Unaudited)          8/31/96
                                               ---------          -------           ---------           -------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income..................   $   23,290,179   $   44,540,143      $   16,897,499     $   36,157,464
   Net realized gain (loss) on investments           51,967          130,223             187,048            160,896
                                             --------------   --------------      --------------     --------------
   Increase in net assets from operations.       23,342,146       44,670,366          17,084,547         36,318,360
 Dividends to shareholders:
   Net investment income
     Class A..............................   (   17,501,769)  (   33,451,731)     (   13,974,242)    (   27,085,557)
     Class B..............................   (    5,788,410)  (   11,087,370)     (    2,923,257)    (    9,071,907)
   Net realized gain on investments
     Class A..............................          --               --           (      154,608)**  (      133,784)*
     Class B..............................          --               --           (       32,440)**  (       27,112)*
 Capital share transactions (Note 3):
     Class A..............................       49,475,221       94,199,071      (    2,377,323)       197,028,406
     Class B..............................       60,972,643        1,902,497      (    3,475,312)    (  180,629,804)
                                             --------------    -------------      --------------     --------------
     Total increase (decrease)............      110,499,831       96,232,833      (    5,852,635)        16,398,602
 Net assets:
     Beginning of period..................      975,904,375      879,671,542         792,789,311        776,390,709
                                             --------------    -------------      --------------     --------------
     End of period........................   $1,086,404,206    $ 975,904,375      $  786,936,676     $  792,789,311
                                             ==============    =============      ==============     ==============



 * Represents a Long Term Capital Gain distribution of $0.000202949 per share declared to shareholders of record as of August 30, 1996 and paid on September 15, 1996.

** Represents a Long Term Capital Gain distribution of .000262202 per share declared to shareholders of record as of October 22, 1996 and paid on November 15,1996.





--------------------------------------------------------------------------------
                       See Notes To Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio, with each Portfolio having two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -

     Income  Taxes  It is the  policy  of each  Portfolio  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. With respect to the Money Market Portfolio, realized capital gains and losses are excluded.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the period ended February 28, 1997.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $452,544 and $185,758 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund. Included under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $30,598 and $9,744 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock.

At February 28, 1997, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,088,451,832 and $786,936,676, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                              Money Market Portfolio                    U.S. Government Portfolio
                                      ---------------------------------------     -------------------------------------
                                      Six Months Ended           Year Ended       Six Months Ended         Year Ended
                                           2/28/97                 8/31/96             2/28/97               8/31/96
                                        ------------            -------------       -------------         -------------
Class A
 Sold................................     385,690,240             750,205,484         267,535,860           784,780,227
 Issued on reinvestment of dividends.      16,145,470              29,962,057          14,172,765            26,088,090
 Redeemed............................  (  352,360,489)         (  685,968,470)     (  284,085,948)       (  613,839,911)
                                        -------------           -------------       -------------         -------------
 Net increase (decrease).............      49,475,221              94,199,071      (    2,377,323)          197,028,406
                                        -------------           -------------       -------------         -------------

Class B
 Sold................................     373,340,792             635,780,156         196,245,674           752,064,206
 Issued on reinvestment of dividends.       5,682,933              10,765,783           2,727,032             8,117,333
 Redeemed............................  (  318,051,082)         (  644,643,442)     (  202,448,018)       (  940,811,343)
                                        -------------           -------------       -------------         -------------
 Net increase (decrease).............      60,972,643               1,902,497      (    3,475,312)       (  180,629,804)
                                        =============           =============       =============         =============


4. Sales of Securities.

Accumulated undistributed realized losses of the Money Market Portfolio at February 28, 1997 amounted to $2,242,063. At February 28, 1997 the Fund had tax basis capital losses of $2,283,215 which may be carried forward to offset future capital gains through August 31, 2002.













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Selected Financial Information.

                                                                                       Money Market Portfolio
CLASS A                                                                                 Year Ended August 31,
-------                                                            ------------------------------------------------------------
                                              Six Months Ended
                                              February 28, 1997      1996            1995         1994         1993         1992
                                              -----------------    --------        --------     --------     --------     --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........   $   1.00         $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
                                                  --------         --------        --------     --------     --------     --------
 Income from investment operations:
   Net investment income.......................       0.022            0.047          0.047        0.029        0.027        0.041
 Less distributions:
   Dividends from net investment income........   (   0.022)       (   0.047)     (   0.047)   (   0.029)   (   0.027)   (   0.041)
                                                   --------         --------       --------     --------     --------     --------
 Net asset value, end of period.                  $   1.00         $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
                                                  =========        =========       =========    =========    =========    =========
 Total Return..................................       4.58%*           4.71%          4.82%(d)     2.93%        2.69%        4.13%
 Ratios/Supplemental Data
 Net assets, end of period (000)                  $ 805,609        $ 756,094      $ 661,795    $ 676,756    $ 706,074    $ 694,635
 Ratios to average net assets:
 Expenses......................................       0.99%*(c)        0.98%(b)(c)    0.88%(b)     0.91%        0.91%(b)     0.83%
 Net investment income.........................       4.50%*           4.63%(b)       4.75%(b)     2.89%        2.59%(b)     4.03%

                                                                                               Money Market Portfolio
CLASS B(a)                                                                                      Year Ended August 31,
-------                                                                            -----------------------------------------------
                                                                Six Months Ended
                                                                February 28, 1997    1996         1995         1994         1993
                                                                ----------------- ---------    ---------    ---------    ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........                   $    1.00      $   1.00     $   1.00     $   1.00     $   1.00
                                                                   ----------     ---------    --------     ---------    ---------
 Income from investment operations:
   Net investment income........................                        0.024         0.049        0.050        0.031        0.021
 Less distributions:
   Dividends from net investment income.........                   (    0.024)    (   0.049)   (   0.050)   (   0.031)   (   0.021)
                                                                    ---------      --------     --------     --------     --------
 Net asset value, end of period.................                   $    1.00      $   1.00     $  1.00      $  1.00      $   1.00
                                                                   ==========     ==========   =========    =========    =========
 Total Return...................................                        4.93%*        5.00%       5.08%(d)     3.19%         2.84%*
 Ratios/Supplemental Data
 Net assets, end of period (000)................                   $  280,795     $ 219,810    $ 217,877    $ 422,005    $ 453,093
 Ratios to average net assets:
  Expenses......................................                        0.66%*(c)     0.70%(b)(c) 0.62%(b)     0.67%         0.71%*
  Net investment income.........................                        4.83%*        4.91%(b)    4.90%(b)     3.13%         2.75%*

  *  Annualized
 (a) Distribution of Class B shares commenced November 30, 1992.
 (b) Net of management and administration fees waived equivalent to 0.02%, 0.13% and 0.01%. In addition, in 1993 shareholder servicing fees equivalent to 0.03% were waived only with respect to Class A.
 (c) Includes expenses paid indirectly equivalent to 0.01% and .01% of average net assets.
 (d) Includes the effect of a capital contribution from the Manager. Without the capital contribution, the total return would have been 3.42% for Class A and 3.69% for Class B.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

5. Selected Financial Information. (Continued)

                                                                                       U.S Government Portfolio
CLASS A                                                                                 Year Ended August 31,
-------                                                            ---------------------------------------------------------------
                                              Six Months Ended
                                              February 28, 1997      1996            1995         1994         1993         1992
                                              -----------------    --------       ----------   ----------   ----------   ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........     $   1.00         $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
                                                  ----------       ---------      ----------   -----------  ----------   ---------
 Income from investment operations:
 Net investment income.......................         0.023            0.047          0.048        0.028        0.025        0.039
 Less distributions:
 Dividends from net investment income........     (   0.023)       (   0.047)     (   0.048)   (   0.028)   (   0.025)   (   0.039)
                                                   --------         --------       --------     --------     --------     --------
 Net asset value, end of period.                  $   1.00         $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
                                                  ==========       ==========     ==========   ==========   ==========   ==========
 Total Return................................         4.70%*           4.81%          4.93%        2.79%        2.56%        3.98%
 Ratios/Supplemental Data
 Net assets, end of period (000)                  $ 664,243        $ 666,620      $ 469,592    $ 398,699    $ 429,164    $ 579,526
 Ratios to average net assets:
 Expenses....................................         0.80%*           0.81%          0.80%        0.85%        0.85%        0.77%
 Net investment income.......................         4.55%*           4.68%          4.83%        2.75%        2.52%        3.92%
                                                                                              U.S. Government Portfolio
CLASS B(a)                                                                                      Year Ended August 31,
-------                                                                            -----------------------------------------------
                                                                Six Months Ended
                                                                February 28, 1997    1996         1995         1994         1993
                                                                -----------------  --------     --------     ---------   ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.................            $   1.00        $   1.00     $   1.00      $   1.00    $   1.00
                                                                  ----------      ----------   ---------     ---------   ----------
 Income from investment operations:
   Net investment income..............................                0.024           0.050        0.051         0.030       0.021
 Less distributions:
   Dividends from net investment income...............            (   0.024)      (   0.050)   (   0.051)    (   0.030)  (   0.021)
                                                                   --------        --------     --------      --------    --------
 Net asset value, end of period.......................            $   1.00        $   1.00     $   1.00      $   1.00    $   1.00
                                                                  ==========      ==========   ==========    ==========  ==========
 Total Return.........................................                4.96%*          5.07%        5.19%         3.04%       2.75%*
 Ratios/Supplemental Data
 Net assets, end of period (000)......................            $ 122,694       $ 126,169    $ 306,799     $  80,196   $ 101,391
 Ratios to average net assets:
   Expenses...........................................                0.55%*          0.56%        0.55%         0.60%       0.63%*
   Net investment income..............................                4.80%*          5.04%        5.20%         2.98%       2.68%*




 *   Annualized
(a)  Distribution of Class B shares commenced November 30, 1992.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




SHORT TERM
INCOME
FUND, INC.









                                                  Semi-Annual Report
                                                  February 28, 1997
                                                     (Unaudited)













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang
     600 Fifth Avenue
     New York, New York 10020




--------------------------------------------------------------------------------